Employee Stock Options - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Oct. 30, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	703,034	115,750			703,034		110,750
Options, Granted	619,784	5,000
Weighted Average Exercise Price, Granted	$ 2.86	$ 2.00
Exercise price	$ 0	$ 0
Unrecognized compensation cost related to stock option	$ 252,315	$ 19,818			$ 252,315
Remaining vesting period of stock option	3 years 5 months 9 days	3 months 18 days
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	703,034	115,750			703,034
Stock options, vesting period				4 years		4 years
Stock options, maturity period	10 years
Number of stock based compensation plans	3
Options, Granted				5,000		483,000
Weighted Average Exercise Price, Granted				$ 2.00		$ 2.00
Number of stock options, outstanding			103,250		136,784
Exercise price			$ 3.50
Incremental fair value			223,031
Stock options, share value					306,709
Stock options, expense					$ 54,394
Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting period	3 years				3 years
Exercise price					$ 2.56
Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting period	4 years				4 years
Exercise price					$ 7.00